Accounts receivable	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounts receivable

11. Accounts receivable

	Notes	December 31, 2023	December 31, 2022
Receivables from contracts with customers
Third parties
Iron Ore Solutions		3,406	3,132
Energy Transition Metals		743	984
Other		3	35
Related parties	31	89	211
Accounts receivable		4,241	4,362
Expected credit loss		(44)	(43)
Accounts receivable, net		4,197	4,319

Provisionally priced commodities sales – The Company is mainly exposed to iron ore and copper price risk. The Company's primary exposure lies in iron ore and copper price risk. The determination of the final sales price for these commodities is based on the pricing period outlined in the sales contracts, typically occurring after the revenue recognition date. Consequently, the Company initially recognizes revenue using a provisional invoice. Subsequently, the receivables associated with provisionally priced products are measured at fair value through profit or loss (note 20). Any fluctuations in the value of these receivables are reflected in the Company's net operating revenue.

The sensitivity of the Company’s risk related to the final settlement of provisionally priced accounts receivables is detailed below:

	December 31, 2023
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	29,594	139	+/- 10%	+/- 412
Copper	95	8,026	+/- 10%	+/- 76

Accounting policy

Accounts receivable represent the aggregate amount receivable from the sale of products and services by the Company. Initially recognized at fair value, they are subsequently measured at amortized cost using the effective interest method, except for the component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 - Financial Instruments simplified approach for measuring expected credit losses. This approach utilizes a lifetime expected loss allowance for all accounts receivable. A provision matrix, established by the Company, forms the basis for this measurement. The matrix incorporates historical credit loss experience, adjusted for forward-looking factors specific to the economic environment, and considers any financial guarantees associated with these accounts receivables.